Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 50,751	$ 39,066
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	118,774	100,529
Accumulated amortization	(68,023)	(61,463)
Net carrying amount	50,751	39,066
Bermuda | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(11,733)	(9,748)
Net carrying amount	18,052	20,037
Cayman | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	17,728	12,324
Accumulated amortization	(4,571)	(3,557)
Net carrying amount	13,157	8,767
Channel Islands and the UK | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	65,698	58,420
Accumulated amortization	(51,210)	(48,158)
Net carrying amount	14,488	10,262
Other | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	5,563	0
Accumulated amortization	(509)	0
Net carrying amount	$ 5,054	$ 0